SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of segment results

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(692)	(696)
Interest income	1	4	5
Finance costs	(1)	(47)	(48)
Fair value gain on financial instruments, net	—	847	847
Profit/(loss) before income tax	1,263	(9,600)	(8,337)
Other income*	3,742 *	—	3,742
Profit/(loss) for the year from continuing operations	1,263	(9,600)	(8,337)
Total assets	252,133	1,674	253,807
Total liabilities	159,285	18,527	177,812

*In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.

	US$
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	—	(99)	(99)
Interest income	—	1	1
Finance costs	—	(7)	(7)
Fair value gain on financial instruments, net	—	120	120
Profit/(loss) before income tax	178	(1,355)	(1,177)
Other income	529	—	529
Profit/(loss) for the year from continuing operations	178	(1,355)	(1,177)
Total assets	35,619	236	35,855
Total liabilities	22,502	2,616	25,118

As of and for the year ended December 31, 2022, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(28)	(701)	(729)
Interest income	—	13	13
Finance costs	(1)	192	191
Fair value gain on financial instruments, net	—	1,007	1,007
Loss before income tax	(39)	(23,299)	(23,338)
Other income	698	1	699
Loss for the year from continuing operations	(39)	(23,299)	(23,338)
Total assets	36,015	213,891	249,906
Total liabilities	38,306	59,296	97,602

As of and for the year ended December 31, 2021, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(64)	(717)	(781)
Interest income	1	12	13
Finance costs	(1)	(165)	(166)
Fair value loss on financial instruments, net	—	(38,349)	(38,349)
Loss before income tax	(161)	(48,818)	(48,979)
Other income/(losses)	600	(1)	599
Income tax benefit	—	5,095	5,095
Loss for the year from continuing operations	(161)	(43,723)	(43,884)
Total assets	39,018	179,024	218,042
Total liabilities	41,251	60,417	101,668

The reconciliation of segment assets to total assets is as follows:

	2022	2023	2023
	CNY	CNY	US$
Segment assets	249,906	253,807	35,855
Assets of segment – Wastewater treatment	315,000	—	—
Net off	(244,915)	—	—
Total assets	319,991	253,807	35,855

The reconciliation of segment liabilities to total liabilities is as follows:

	2022	2023	2023
	CNY	CNY	US$
Segment liabilities	97,602	177,812	25,118
Liabilities of segment - Wastewater treatment	254,396	—	—
Net off	(209,456)	—	—
Total liabilities	142,542	177,812	25,118

Schedule of reconciliation from loss

	2021	2022	2023	2023
	CNY	CNY	CNY	US$
Loss for the year from continuing operations	(43,884)	(23,338)	(8,337)	(1,177)
Loss for the year from discontinued operations	(11,087)	1,042	(4,106)	(580)
Net loss (including non-controlling interests)	(54,971)	(22,296)	(12,443)	(1,757)

Schedule of non-current assets

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Mainland China	122,023	162	23
Hong Kong	1,012	247,767	35,002

Total	123,035	247,929	35,025